Document and Entity Information	Apr. 29, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000075362
Document Type	8-K/A
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	PACCAR Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-14817
Entity Tax Identification Number	91-0351110
Entity Address, Address Line One	777 106th Avenue NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(425)
Local Phone Number	468-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value
Trading Symbol	PCAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A (this “Amendment”) is being filed to amend the Form 8-K filed by PACCAR Inc (the “Company”) on May 3, 2024 (the “Original 8-K”). The Original 8-K was filed with the Securities and Exchange Commission to report the stockholder votes at the Company’s Annual Meeting held on April 30, 2024. The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Board’s decision on the stockholder vote regarding the frequency of advisory votes on executive compensation. Except as set forth herein, no other modifications have been made to the Original 8-K.